Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund- Retail	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518